SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31

	(In thousands, except per share amounts)

2013
Total interest income	$6,650	$7,609	$8,648	$8,411
Total interest expense	759	823	690	645
Net interest income	5,891	6,786	7,958	7,766
Provision for loan losses	311	349	360	59
Net interest income after provision for loan losses	5,580	6,437	7,598	7,707
Total non-interest income	1,930	1,890	1,592	1,671
Total non-interest expense	5,979	7,245	7,630	7,308
Income tax expense	306	270	456	572
Net income	1,225	812	1,104	1,498
Preferred dividends and stock accretion	106	106	106	106
Net income applicable to common Stockholders	$1,119	$706	$998	$1,392
Per common share:
Net income, basic	$.36	$.18	$.20	$.27
Net income, diluted	.35	.18	.19	.27
Cash dividends declared	.0375	.0375	.0375	.0375

2012
Total interest income	$6,666	$6,609	$6,459	$6,597
Total interest expense	1,181	1,101	1,028	827
Net interest income	5,485	5,508	5,431	5,770
Provision for loan losses	152	221	371	484
Net interest income after provision for loan losses	5,333	5,287	5,060	5,286
Total non-interest income	1,475	1,510	1,518	1,821
Total non-interest expense	5,522	5,414	5,437	5,791
Income tax expense	315	346	269	148
Net income	971	1,037	872	1,168
Preferred dividends and stock accretion	106	106	106	106
Net income applicable to common Stockholders	$865	$931	$766	$1,062
Per common share:
Net income, basic	$.28	$.30	$.25	$.34
Net income, diluted	.28	.30	.24	.34
Cash dividends declared	.0375	.0375	.0375	.0375